Long-Term Debt and Obligations (Tables)	9 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
Components of Borrowings, Including Current Portion

Borrowings, including current portion, consisted of the following at:

	December 31,		September 30,
	2011	2012	2013
	(In thousands)
			(Unaudited)
Landlord payable	$404	$235	$98
Equipment line of credit	1,562	—	410
Term loans payable	—	13,115	18,271

	1,966	13,350	18,779
Less: Unamortized debt discount	(79)	(591)	(566)
Current portion	(875)	(2,789)	(4,405)

Non-current portion	$1,012	$9,970	$13,808

Scheduled Future Payments for Principal Obligations under Outstanding Debt Facilities

Scheduled future payments for principal obligations under outstanding debt facilities at December 31, 2012 and September 30, 2013 were as follows:

	December 31, 2012	September 30, 2013
	(In thousands)
Long-term debt:		(Unaudited)
2013	$2,992	$48
2014	5,164	6,342
2015	5,104	7,458
2016	90	4,931

	$13,350	$18,779